    As filed with the Securities and Exchange Commission on January 31, 1997

                                                     Registration Nos. 2-92260
                                                                       811-4068
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /x/



                          Pre-Effective Amendment No. ____                / /

                       Post-Effective Amendment No. 51                    /x/
                                                   ----


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /

                                 Amendment No.  ____

                        (Check appropriate box or boxes)

                              Pacifica Funds Trust
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

              237 Park Avenue, Suite 910, New York, New York 10017
              ----------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 808-3900
                                                           --------------

    Jeffrey L. Steele, Esq.                          Joan V. Fiore, Esq.
    Dechert Price & Rhoads                           Furman Selz LLC
    1500 K Street, N.W.                              237 Park Avenue, Suite 910
    Washington, DC  20005                            New York, NY  10017

                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

       /x/ immediately upon filing pursuant to paragraph (b)
       / / on (date) pursuant to paragraph (b)
       / / 60 days after filing pursuant to paragraph (a)(1)
       / / on (date) pursuant to paragraph (a)(1)
       / / 75 days after filing pursuant to paragraph (a)(2)
       / / on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

       / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Pursuant to Rule 24f-2(a)(2) under the Investment Company Act of 1940, Registrant hereby terminates its declaration electing the registration, under the Securities Act of 1933, of an indefinite number of shares. Registrant's final Rule 24f-2 Notice, for the period ended September 6, 1996, was filed on November 4, 1996.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 51 its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York the 30th day of January, 1997.

                                    PACIFICA FUNDS TRUST
                                    --------------------
                                        (REGISTRANT)


                                    By: /s/ Michael C. Petrycki
                                       -------------------------------
                                       Michael C. Petrycki, President


            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 51 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                Title                               Date
---------                                -----                               ----

 /s/ Michael C. Petrycki                 President                    January 30, 1997
------------------------
Michael C. Petrycki


--------------------                     Trustee                      January 30, 1997
Dennis W. Draper*


--------------------                     Trustee                      January 30, 1997
Joseph N. Hankin*


--------------------                     Trustee                      January 30, 1997
John E. Heilmann*


--------------------                     Trustee                      January 30, 1997
Jack D. Henderson*


--------------------                     Trustee                      January 30, 1997
Richard A. Wedemeyer*


 /s/ John J. Pileggi                     Treasurer (Principal         January 30, 1997
---------------------                    Financial and
John J. Pileggi                          Accounting Officer)

*By: /s/ John J. Pileggi
     -------------------
     John J. Pileggi,
     Attorney-in-Fact

                              PACIFICA FUNDS TRUST


                               POWER OF ATTORNEY



      I, Dennis W. Draper, hereby appoint John J. Pileggi, Robert A. Hering, Jeffrey A. Dalke and Jeffrey L. Steele, and each of them individually, my true and lawful attorneys to perform any and all acts and to execute any and all instruments which said attorneys, or any of them, may deem necessary or advisable or which may be required to enable Pacifica Funds Trust, a Massachusetts Business Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any registration statements of the Trust or amendments thereto (including post-effective amendments) on Form N-1A or Form N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Trust any and all such registration statements and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify all that said attorneys shall do or cause to be done on my behalf.



                                        /s/ Dennis W. Draper
                                        --------------------------------------


Date:  July 6, 1995

                              PACIFICA FUNDS TRUST


                               POWER OF ATTORNEY



      I, Joseph N. Hankin, hereby appoint John J. Pileggi, Robert A. Hering, Jeffrey A. Dalke and Jeffrey L. Steele, and each of them individually, my true and lawful attorneys to perform any and all acts and to execute any and all instruments which said attorneys, or any of them, may deem necessary or advisable or which may be required to enable Pacifica Funds Trust, a Massachusetts Business Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any registration statements of the Trust or amendments thereto (including post-effective amendments) on Form N-1A or Form N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Trust any and all such registration statements and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify all that said attorneys shall do or cause to be done on my behalf.



                                           /s/ Joseph N. Hankin
                                           -----------------------------------

Date:  July 6, 1995

                              PACIFICA FUNDS TRUST


                               POWER OF ATTORNEY



      I, John E. Heilmann, hereby appoint John J. Pileggi, Robert A. Hering, Jeffrey A. Dalke and Jeffrey L. Steele, and each of them individually, my true and lawful attorneys to perform any and all acts and to execute any and all instruments which said attorneys, or any of them, may deem necessary or advisable or which may be required to enable Pacifica Funds Trust, a Massachusetts Business Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any registration statements of the Trust or amendments thereto (including post-effective amendments) on Form N-1A or Form N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Trust any and all such registration statements and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify all that said attorneys shall do or cause to be done on my behalf.



                                      /s/ John E. Heilmann
                                      ----------------------------------------

Date:  July 6, 1995

                              PACIFICA FUNDS TRUST


                               POWER OF ATTORNEY



      I, Jack D. Henderson, hereby appoint John J. Pileggi, Robert A. Hering, Jeffrey A. Dalke and Jeffrey L. Steele, and each of them individually, my true and lawful attorneys to perform any and all acts and to execute any and all instruments which said attorneys, or any of them, may deem necessary or advisable or which may be required to enable Pacifica Funds Trust, a Massachusetts Business Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any registration statements of the Trust or amendments thereto (including post-effective amendments) on Form N-1A or Form N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Trust any and all such registration statements and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify all that said attorneys shall do or cause to be done on my behalf.



                                         /s/ Jack D. Henderson
                                         -------------------------------------

Date:  July 6, 1995

                              PACIFICA FUNDS TRUST


                               POWER OF ATTORNEY



        I, Richard A. Wedemeyer, hereby appoint John J. Pileggi, Robert A. Hering, Jeffrey A. Dalke and Jeffrey L. Steele, and each of them individually, my true and lawful attorneys to perform any and all acts and to execute any and all instruments which said attorneys, or any of them, may deem necessary or advisable or which may be required to enable Pacifica Funds Trust, a Massachusetts Business Trust (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any registration statements of the Trust or amendments thereto (including post-effective amendments) on Form N-1A or Form N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in my name and on my behalf as a trustee and/or officer of the Trust any and all such registration statements and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and I hereby ratify all that said attorneys shall do or cause to be done on my behalf.



                                       /s/ Richard A. Wedemeyer
                                       ---------------------------------------

Date:  July 6, 1995